October 21, 2014

Orinda SkyView Macro Opportunities Fund

Class A Shares (OMOAX)
Class I Shares (OMOIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectus and Prospectus dated June 28, 2014, as supplemented

As noted in the Supplement dated August 15, 2014, shareholders of the Orinda SkyView Macro Opportunities Fund (the “Macro Fund”) approved a new investment advisory agreement with Vivaldi Asset Management, LLC (“Vivaldi”) to replace Orinda Asset Management, LLC (“Orinda”) as the investment adviser for the Macro Fund and also approved the continued use of a “manager of managers” structure for the Macro Fund.  Vivaldi will assume the role of investment adviser to the Macro Fund upon the receipt of a Multi-Manager Exemptive Order (the “Exemptive Order”) from the U.S. Securities and Exchange Commission (the “SEC”) and the subsequent resignation of Orinda as investment adviser.

At a meeting held October 15-16, 2014, the Board determined that, pending receipt of the final Exemptive Order, it would be in the best interests of the Macro Fund and its shareholders to implement, to the extent possible, the will of the Board and the shareholders with regard to the new expense structure and management arrangements for the Macro Fund.  As a result, the Board determined to institute the management fee and expense cap reductions outlined in the Macro Fund’s proxy statement dated June 24, 2014 and to engage, at the request of Orinda, Vivaldi as an investment sub-adviser to the Macro Fund as well as the additional sub-advisers set forth below.

The Board also determined that, effective December 5, 2014, it will not renew the investment sub-advisory agreement with SkyView Investment Advisors, LLC (“SkyView”) after the expiration of its current term and therefore its sub-advisory agreement with the Macro Fund will terminate effective that date.  Because of the impending  termination of SkyView’s investment sub-advisory agreement, its role as Lead Sub-Adviser, as described in the Summary Prospectus and Prospectus, will be discontinued as soon as reasonably practical.  The Board also determined not to renew the investment sub-advisory agreements Covenant Financial Services, LLC; and Glaxis Capital Management, LLC, each of which will therefore terminate effective December 5, 2014 and (2) to terminate the investment sub-advisory agreement for Manning & Napier Advisors LLC, effective December 19, 2014.

Accordingly, effective October 20, 2014, the following information is applicable to the Macro Fund.

•
Fees and Expenses of the Macro Fund - The Fees and Expenses of the Macro Fund table and Example beginning on page 8 of the Prospectus and on page 1 of the Summary Prospectus is hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.75%	1.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	None
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short and Shareholder Servicing Plan Fee)	1.93%	1.88%
Interest Expense and Dividends on Securities Sold Short	0.81%	0.81%
Shareholder Servicing Plan Fee	0.15%	0.10%
Acquired Fund Fees and Expenses	0.11%	0.11%
Total Annual Fund Operating Expenses	4.04%	3.74%
Less: Fee Waiver and Expense Reimbursement(1)	-0.57%	-0.57%
Net Annual Fund Operating Expenses	3.47%	3.17%
(1)
Orinda Asset Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Macro Fund expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 2.55% and 2.25% of average daily net assets of the Fund’s Class A and Class I shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least October 20, 2015, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Macro Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Macro Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Macro Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Macro Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$832	$1,619	$2,421	$4,494
Class I	$320	$1,091	$1,882	$3,948

•	Management - The table on page 15 of the Prospectus and page 6 of the Summary Prospectus is hereby deleted and replaced with the following (changes are in bold face type and underlined):

Investment Adviser	Portfolio Manager	Managed the Fund Since:
Orinda Asset Management, LLC	Craig Kirkpatrick, Managing Partner, President	2013
Lead Sub-Adviser (until December 5, 2014)	Portfolio Managers	Managed the Fund Since:
SkyView Investment Advisors, LLC	Steven J. Turi, Managing Partner, CIO Lawrence P. Chiarello, Partner, PM	2011 2011
Sub-Advisers	Portfolio Managers	Managed the Fund Since:
Manning & Napier Advisors, LLC (formerly, managed by 2100 Xenon Group, LLC) (until December 19, 2014)	Jay R. Feuerstein, Managing Director Jeffrey Bolduc, PM	2012 2014
Covenant Financial Services, LLC (until December 5, 2014)	Stephen E. Shafer, CIO	2012
Crescat Portfolio Management, LLC	Kevin C. Smith, CIO	2012
Glaxis Capital Management, LLC (until December 5, 2014)	Paul V. Holland, Partner, PM Matthew M. Miller, CFA, Partner, PM	2013 2013
Vivaldi Asset Management, LLC	Michael Peck, CFA, President, Co-CIO, PM Scott Hergott, Director of Research, Co-CIO, PM	2014 2014
Rothschild Investment Corporation	Bart Bonga, VP, PM Robert Piton, Senior PM	2014 2014

•
Management of the Fund – The third paragraph under the sub-section entitled “Investment Adviser” beginning on page 29 of the Prospectus is hereby deleted and replaced with the following (changes are in bold face type and underlined):

The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement.  For its services, the Hedged Equity Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 1.75% of the Hedged Equity Fund’s average daily net assets and the Macro Fund pays the Adviser a monthly management fee that is calculated at the annual rate of 1.75% of the Macro Fund’s average daily net assets.  The management fees paid to the Adviser by the Funds are used, in part, to pay the fees of the Sub-Advisers.  For the fiscal year ended February 28, 2014, the Adviser received net management fees of 2.16% of the Hedged Equity Fund’s average daily net assets and 1.55% of the Macro Fund’s average daily net assets, after taking into account the Expense Caps.

2

•
The Sub-Advisers and Portfolio Managers - The table on page 34 of the Prospectus in the sub-section entitled “The Sub-Advisers and Portfolio Managers Applicable to the Macro Fund” is hereby deleted and replaced with the following table, and the narrative paragraphs below are added to this subsection:

Sub-Adviser	Investment Strategy
SkyView Investment Advisors, LLC Steven J. Turi and Lawrence P. Chiarello	Liquidity Management
Manning & Napier Advisors, LLC (formerly, managed by 2100 Xenon Group, LLC) Jay R. Feuerstein and Jeffrey Bolduc	Systematic
Covenant Financial Services, LLC Stephen E. Shafer	Global Macro
Crescat Portfolio Management, LLC Kevin C. Smith	Global Macro
Glaxis Capital Management, LLC Paul V. Holland and Matthew M. Miller	Global Macro
Vivaldi Asset Management, LLC Michael Peck and Scott Hergott	Tactical/Opportunistic Equity
Rothschild Investment Corporation Robert Piton and Bart Bonga	Relative Value

Vivaldi Asset Management, LLC (“Vivaldi”), 1622 Willow Road, Suite 101, Northfield, Illinois  60093, is an SEC-registered investment advisory firm that provides investment advisory services to an alternative strategy closed-end mutual fund.  As of September 30, 2014, approximately $550 million of assets were under the management of Vivaldi and its affiliates.

Mr. Michael Peck, CFA, joined Vivaldi Asset Management, LLC in 2012 and is currently President and Co-Chief Investment Officer.  Prior to Vivaldi, Mr. Peck was a Portfolio Manager at Coe Capital Management, a Chicago-based registered investment adviser, from 2010 to February 2012.  From 2006 to 2008, Mr. Peck was a Financial Analyst/Risk Manager for Bond Companies.  Mr. Peck graduated from Lehigh University with a Bachelor of Science in Accounting.  Mr. Peck also holds a Masters in Finance and a Masters in Business Administration (Finance & Real Estate) from DePaul University and is a Chartered Financial Analyst (“CFA”) charterholder.

Mr. Scott Hergott joined Vivaldi Asset Management, LLC in January 2013 and currently serves as both the Director of Research and Co-Chief Investment Officer.  From 2010 to 2012, Mr. Hergott held both risk management and business development roles at Citadel – specifically the Pioneer Path platform of portfolio managers.  Prior to Citadel, from 2003 to 2009, Mr. Hergott was a Portfolio Manager at Iron Partners, LLC, a fund of hedge funds, where he was responsible for sourcing managers and performing investment due-diligence.  Mr. Hergott is a graduate from Northeastern Illinois University.

Rothschild Investment Corporation (“Rothschild”), 311 South Wacker Drive, Suite 6500, Chicago, IL 60606, is an SEC registered investment advisory firm providing highly personalized investment advisory services to individuals, high net worth individuals, institutions, corporations, and charitable organizations since 1971.

3

Mr. Robert Piton is a Senior Portfolio Manager at Rothschild Investment Corporation.  Mr. Piton provides investment advice and constructs portfolios for both individual investors and institutions.  His responsibilities include: investment research and analysis, asset valuation, portfolio construction, risk management, and client communication.  Mr. Piton is a member of a team of investment professionals and money management specialists within Rothschild that offers an array of services, including long, global, and long-short portfolios utilizing quantitative and qualitative factors in valuing companies.  Mr. Piton joined Rothschild in 2013.

Mr. Bart Bonga is an Executive Vice President at Rothschild Investment Corporation.  He is also a member of Rothschild's Executive Committee, which guides the firm in all strategic decisions.  Mr. Bonga leads a team of investment professionals and money management specialists within Rothschild.  Mr. Bonga’s team offers an array of services including long, global, and long-short portfolios utilizing quantitative and qualitative factors in valuing companies.  Mr. Bonga joined Rothschild in 1996.

•
Fund Expenses –The paragraph and subsequent table beginning on page 44 of the Prospectus in the sub-section entitled “Fund Expenses” are hereby deleted and replaced with the following (changes are in bold face type and underlined)

Fund Expenses
The Funds are responsible for their own operating expenses.  However, the Adviser has contractually agreed to waive all or a portion of its management fees and pay Fund expenses (excluding AFFE,  taxes, interest expense, dividends on short positions and extraordinary expenses) in order to limit the Net Annual Fund Operating Expenses to 2.45% and 2.15% of average daily net assets of the Hedged Equity Fund’s Class A and Class I shares, respectively, through at least October 20, 2015, and to limit the Net Annual Fund Operating Expenses to 2.55% and 2.25% of average daily net assets of the Macro Fund’s Class A and Class I shares, respectively, through at least October 20, 2015.  Under applicable law, the fee tables at the beginning of this prospectus are required to include certain expenses (such as AFFE) that are not reflected as direct operating expenses in each Fund’s financial statements.  As a result, Net Annual Fund Operating Expenses appear to be higher than the Expense Caps described above.  Net Annual Fund Operating Expenses are in addition to Shareholder Fees as disclosed on page 1 and page 8.  The following chart illustrates each Fund’s expenses for each class and the effect of the Expense Caps:

Hedged Equity Fund	Class A	Class I
Net Annual Fund Operating Expenses (Including Interest Expense and Dividends on Securities Sold Short and AFFE)	3.70%	3.41%
Non-Reimbursable Interest Expense and Dividends	1.22%	1.23%
Non-Reimbursable AFFE	0.03%	0.03%
Net Annual Fund Operating Expenses (Excluding Interest Expense and Dividends on Securities Sold Short and AFFE)	2.45%	2.15%
Macro Fund	Class A	Class I
Net Annual Fund Operating Expenses (Including Interest Expense and Dividends on Securities Sold Short and AFFE)	3.47%	3.17%
Non-Reimbursable Interest Expense and Dividends	0.81%	0.81%
Non-Reimbursable AFFE	0.11%	0.11%
Net Annual Fund Operating Expenses (Excluding Interest Expense and Dividends on Securities Sold Short and AFFE)	2.55%	2.25%

Please retain this Supplement with your Summary Prospectus and Prospectus.

October 21, 2014

Orinda SkyView Macro Opportunities Fund

Class A Shares (OMOAX)
Class I Shares (OMOIX)

A series of Advisors Series Trust (the “Trust”)

Supplement to the Statement of Additional Information (“SAI”) dated June 28, 2014, as supplemented

Effective immediately, the following information is applicable to the Orinda SkyView Macro Opportunities Fund (the “Macro Fund” or a “Fund”).

•
Investment Adviser and Sub-Advisers – The following information replaces the first paragraph, the fifth paragraph and the six paragraph, respectively, on page 38 of the SAI in the section “The Funds’ Investment Adviser and Sub-Advisers” (changes are in bold face type and underlined):

Orinda Asset Management, LLC acts as investment adviser to the Funds pursuant to investment advisory agreements (each, an “Advisory Agreement”) with the Trust.  The Adviser selects each Sub-Adviser to the Funds and each performs its responsibilities pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser.  For the Hedged Equity Fund, SkyView Investment Advisors, LLC (“SkyView”), Aria Partners GP, LLC (“Aria”), Connective Capital Management, LLC (“CCM”), GRT Capital Partners, LLC (“GRT”), Weatherbie Capital, LLC (“Weatherbie”) (formerly, M.A. Weatherbie & Co., Inc.), OMT Capital Management, LLC (“OMT”) ”), Vivaldi Asset Management, LLC (“Vivaldi”), Brookmont Capital Management, LLC (“Brookmont”), and William Harris Investors, Inc. (“WHI”) serve as Sub-Advisers.  SkyView, Aria and CCM will serve as Sub-Advisers until December 5, 2014.  For the Macro Fund, SkyView, Manning & Napier Advisors, LLC (previously, managed by 2100 Xenon Group, LLC (“2100 Xenon”)) (“Manning & Napier”), Covenant Financial Services, LLC (“Covenant”), Crescat Portfolio Management, LLC (“Crescat”), Glaxis Capital Management, LLC (“Glaxis”), Vivaldi, and Rothschild Investment Corporation (“Rothschild”) serve as Sub-Advisers.  SkyView, Manning & Napier, Covenant and Glaxis will serve as Sub-Advisers until December 5, 2014.

Macro Fund Sub-Adviser Control Person(s):  Manning & Napier is 100% owned by Manning & Napier Group, LLC.   Manning & Napier Group, LLC is owned 84.3% by Manning & Napier Group Holdings, 1.2% by Manning & Napier Capital Company, and the remaining 14.5% by Manning & Napier, Inc. (a publicly traded company).  Manning & Napier Group Holdings and Manning & Napier Capital Company are controlled by William Manning due to his greater than 25% ownership of the voting securities of Manning & Napier Group Holdings and Manning & Napier Capital Company. Messrs. Stephen E. Shafer, Chief Investment Officer of Covenant and a Portfolio Manager of the Macro Fund, and Stephen Hartman, Chief Operating Officer and Chief Compliance Officer of Covenant, are control persons of Covenant due to each person’s 25% or greater ownership of Covenant.  Kevin C. Smith, Chief Investment Officer of Crescat and Portfolio Manager of the Macro Fund, is the sole control person of Crescat due to his 100% ownership of Crescat.  Messrs. Paul V. Holland, Partner of Glaxis and Portfolio Manager of the Macro Fund, and Matthew M. Miller, CFA, Partner of Glaxis and Portfolio Manager of the Macro Fund, are each control persons of Glaxis due to each person’s greater than 25% ownership of Glaxis.  Vivaldi is owned by Vivaldi Holdings, LLC, which is 28.47% owned by each of H/E VENTURES, INC. and AAJ VENTURES, INC., which are controlled by David Sternberg, Chief Executive Officer, and Randal Golden, Chief Financial Officer and Chief Compliance Officer, due to each owning 100% of the voting stock of H/E VENTURES, INC. and AAJ VENTURES, INC., respectively.  Mr. Richard Karger, Chairman and Chief Executive Officer, is the control person of Rothschild due to his greater than 50% ownership interest in Rothschild.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Hedged Equity Fund an investment advisory fee computed daily and payable monthly, based on an annual rate equal to 1.75% of the Hedged Equity Fund’s average daily net assets.  The Adviser is entitled to receive from the Macro Fund, an annual rate equal to 1.75% of the Macro Fund’s average daily net assets.

•
Portfolio Managers – The information on pages 46-47 of the SAI in the section “Portfolio Managers – Macro Fund” is hereby deleted and replaced with the following (changes are in bold face type and underlined):

Messrs. Steven J. Turi and Lawrence P. Chiarello of SkyView, Mr. Jay R. Feuerstein and Mr. Jeffrey Buldoc of Manning & Napier (previously, of 2100 Xenon), Mr. Stephen E. Shafer of Covenant, Mr. Kevin C. Smith of Crescat, Messrs Paul V. Holland and Matthew M. Miller of Glaxis, Messrs. Michael Peck and Scott Hergott of Vivaldi, and Messrs. Bart Bonga and Robert Piton of Rothschild are the portfolio managers principally responsible for the day-to-day management of each Sub-Adviser’s allocated portion of the Macro Fund’s portfolio.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of February 28, 2014 for portfolio managers managing the Macro Fund before October 20, 2014 and as of July 31, 2014 for portfolio managers added on October 20, 2014.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$5.6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$5.6 million	0	$0
Manning & Napier (formerly of 2100 Xenon)*
Jay R. Feuerstein	0	$0	0	$0	11	$124.5 million
Jeffrey Buldoc	0	$0	0	$0	11	$124.5 million
Covenant
Stephen E. Shafer	0	$0	347	$232.5 million	182	$26.6 million
Crescat
Kevin C. Smith	1	$23.8 million	2	$46.2 million	66	$15 million
Glaxis
Paul V. Holland	0	$0	2	$96.1 million	4	$10.3 million
Matthew M. Miller	0	$0	2	$96.1 million	4	$10.3 million
Vivaldi
Michael Peck	1	$27.4 million	1	$68.6 million	597	$407 million
Scott Hergott	1	$27.4 million	1	$68.6 million	597	$407 million
Rothschild
Robert Piton	0	$0	0	$0	225	$140 million
Bart Bonga	0	$0	0	$0	225	$140 million

* This information is as of May 31, 2014.

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
SkyView
Steven J. Turi	0	$0	1	$5.6 million	0	$0
Lawrence P. Chiarello	0	$0	1	$5.6 million	0	$0
Manning & Napier (formerly of 2100 Xenon)*
Jay R. Feuerstein	0	$0	0	$0	10	$52.3 million
Jeffrey Buldoc	0	$0	0	$0	0	$0
Covenant
Stephen E. Shafer	0	$0	0	$0	0	$0
Crescat
Kevin C. Smith	0	$0	2	$46.2 million	0	$0
Glaxis
Paul V. Holland	0	$0	2	$60.9 million	0	$0
Matthew M. Miller	0	$0	2	$60.9 million	0	$0
Vivaldi
Michael Peck	0	$0	0	$0	0	$0
Scott Hergott	0	$0	0	$0	0	$0
Rothschild
Robert Piton	0	$0	0	$0	225	$140 million
Bart Bonga	0	$0	0	$0	225	$140 million

* This information is as of May 31, 2014.

•	Conflicts of Interest and Compensation – The following information is added to page 50 of the SAI in the section “Conflicts of Interest and Compensation – Macro Fund Sub-Advisers”:

Vivaldi – Material Conflicts of Interest.
Mr. Peck and Mr. Hergott are both portfolio managers of the Funds, and in addition they both act as Co-Chief Investment Officers for Vivaldi Capital Management, LLC, an affiliate of Vivaldi and an SEC-registered investment adviser.  Both are responsible for overseeing portfolios of hedge fund investments on a fee-only basis.  Neither portfolio manager manages investment accounts where they receive performance based compensation.

In addition to the Fund, Vivaldi is currently the adviser to the Infinity Core Alternative Fund (“ICAF”).  ICAF is a is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Maryland business trust on August 15, 2013.  ICAF does not hold any securities directly but rather invests in a number of hedge funds managed by external managers.  The set of external managers utilized by ICAF will generally be different than the Sub-Advisers to the Hedged Equity Fund due to many factors which may include: difference in liquidity constraints, investment parameters, concentration restrictions, and leverage limits.  There exists, however, a potential conflict should ICAF, or any other future account of Vivaldi, be favored over the Hedged Equity Fund.  It is the intention of Vivaldi to treat all accounts equally and fairly.  To the extent any Sub-Adviser to the Hedged Equity Fund is also a manager to a hedge fund invested in by ICAF, or any other future account of Vivaldi, any buy and/or sell orders for the same securities will normally be placed concurrently for all relevant accounts.

No material conflicts of interest are presented in connection with the simultaneous management of the Fund and Vivaldi’s other accounts.

Vivaldi – Compensation.
The portfolio managers receive base salaries, bonuses and retirement plans, none of which are based on performance.  In addition, they are both partners of Vivaldi and receive compensation based on the overall profitability of the firm.

Rothschild – Material Conflicts of Interest.
No material conflicts of interest are presented in connection with the simultaneous management of the Hedged Equity Fund and the above accounts managed in accordance with the same strategy.  The portfolio manager manages all accounts and sub-accounts following Rothschild’s Global Long-Short strategy in an equitable manner.  No additional material conflicts of interest exist.

Rothschild – Compensation.
Rothschild’s portfolio managers receive variable remuneration based on the value of the assets that the manager at Rothschild manages.  The portfolio manager’s remuneration is not based on the performance of the Macro Fund.

•
Portfolio Manager Ownership in the Fund – The paragraph and second table in the section entitled “Portfolio Manager Ownership in the Funds” on pages 50-51 of the SAI are hereby deleted and replaced with the following (changes are in bold face type and underlined):

Securities Owned in the Funds by the Portfolio Managers. As of February 28, 2014, the portfolio managers owned the following securities in the Funds for portfolio managers managing the Funds before October 20, 2014 and as of July 31, 2014 for portfolio managers added on October 20, 2014:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Macro Fund Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Orinda
Craig Kirkpatrick	$10,001 - $50,000
SkyView
Steven J. Turi	$100,001 - $500,000
Lawrence P. Chiarello	$50,001 - $100,000
Manning & Napier (previously, of 2100 Xenon)
Jay R. Feuerstein	None
Jeffrey Buldoc	None
Covenant
Stephen E. Shafer	None
Crescat
Kevin C. Smith	None
Glaxis
Paul V. Holland	None
Matthew M. Miller	None
Vivaldi
Michael Peck	None
Scott Hergott	None
Rothschild
Bart Bonga	None
Robert Piton	None

Please retain this Supplement with your SAI.